SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Share-based compensation – Attributable to equity holders of the Company	$ 363	$ 526	$ 617
Share-based compensation – Attributable to non-controlling interests	1,432	1,351	569
Total share-based compensation	$ 1,795	$ 1,877	$ 1,186